Description of Organization And Business Operations - Additional Information (Detail) - USD ($)			3 Months Ended
	May 26, 2021	Jan. 12, 2021	Mar. 31, 2021	Dec. 31, 2020
Organization consolidation and presentation of financial statements [Line Items]
Share price per share	$ 10.00		$ 10.00
Proceeds from issuance of IPO			$ 171,940,000
Proceeds from sale of Private Placement Units			5,450,000
Payment to acquire restricted investments			$ 175,000,000
Restricted investments term			185 days
Percentage of public shares to be redeemed on non completion of business combination			100.00%	100.00%
Lock in period for redemption of public shares after closing of IPO			24 months	24 months
Interest to pay dissolution expenses			$ 100,000	$ 100,000
Percentage of redeemable outstanding Public Shares held in the Trust Account			100.00%	100.00%
Minimum networth to effect business combination			$ 5,000,001
Stock Issued During Period, Shares, Issued for Services	6,000,000
Common Stock [Member]
Organization consolidation and presentation of financial statements [Line Items]
Finance Cost	$ 60,000,000		$ 60,000,000
eFFECTOR Therapeutics Inc [Member]
Organization consolidation and presentation of financial statements [Line Items]
Number of shares used to derive Exchange Ratio	34,000,000
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares	5,000,000
Sponsor
Organization consolidation and presentation of financial statements [Line Items]
Percentage of voting interests acquired				25.00%
Sponsor | Share Price Equals or Exceeds To USD 20.00
Organization consolidation and presentation of financial statements [Line Items]
Share transfer, trigger price, price per share			$ 12.00
Number of consecutive trading days for determining share price			20 days
Number of trading days for determining share price			30 days
Class A Common stock | Common Stock [Member]
Organization consolidation and presentation of financial statements [Line Items]
Stock issued during period, shares, new issues			17,500,000
Class A Common stock | Sponsor | eFFECTOR Therapeutics Inc [Member] | Share Price Equals or Exceeds To USD 20.00
Organization consolidation and presentation of financial statements [Line Items]
Share transfer, trigger price, price per share			$ 20.00
Number of consecutive trading days for determining share price			20 days
Number of trading days for determining share price			30 days
Public Shares
Organization consolidation and presentation of financial statements [Line Items]
Share price per share			$ 10.00	$ 10.00
Maximum | eFFECTOR Therapeutics Inc [Member]
Organization consolidation and presentation of financial statements [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Cash and Equivalents			$ 100,000,000
Maximum | Sponsor | Share Price Equals or Exceeds To USD 20.00
Organization consolidation and presentation of financial statements [Line Items]
Number of trading days for determining share price			90 days
Minimum
Organization consolidation and presentation of financial statements [Line Items]
Percentage of fair market value of target business to asset held in trust account			80.00%	80.00%
Percentage of voting interests acquired			50.00%	50.00%
Net tangible assets required for consummation of business combination			$ 5,000,001	$ 5,000,001
Percentage of redeeming shares of public shares sold in Initial Public Offering			20.00%	20.00%
IPO
Organization consolidation and presentation of financial statements [Line Items]
Stock issued during period, shares, new issues			15,300,000	15,300,000
Transaction costs			$ 10,097,226	$ 10,097,226
Payments for underwriting expense			3,060,000	3,060,000
Deferred underwriting commissions payable noncurrent			6,565,000	6,565,000
Other offering costs			472,226	472,226
Payment to acquire restricted investments			$ 175,000,000	$ 175,000,000
IPO | Class A Common stock
Organization consolidation and presentation of financial statements [Line Items]
Stock issued during period, shares, new issues		17,500,000		17,500,000
Share price per share		$ 10.00		$ 10.00
Proceeds from issuance of IPO		$ 175,000,000
Over-Allotment Option | Class A Common stock
Organization consolidation and presentation of financial statements [Line Items]
Stock issued during period, shares, new issues		2,200,000		2,200,000
Private Placement Warrants | Sponsor
Organization consolidation and presentation of financial statements [Line Items]
Class of warrants and rights issued during the period			545,000	545,000
Class of warrants and rights issued, price per warrant			$ 10.00	$ 10.00
Proceeds from sale of Private Placement Units			$ 5,450,000	$ 5,450,000